Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000258187 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Floating Rate Income ETF
Class Name	Polen Floating Rate Income ETF
Trading Symbol	PCFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Floating Rate Income ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/floating‑rate‑income‑etf
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Floating Rate Income ETF	$25	0.49%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 10,120,382
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 23,102
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$10,120,382
Total number of portfolio holdings	111
Total advisory fee paid, net	$23,102
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	21.8%
Consumer, Non-cyclical	20.5%
Consumer, Cyclical	18.8%
Information Technology	15.1%
Materials	9.1%
Communication Services	7.8%
Financials	5.9%
Health Care	1.5%
Utilities	0.5%
Diversified	0.5%
Short-Term Investment	13.6%
Liabilities in Excess of Other Assets	(15.1)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Statement [Text Block]
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.

Accountant Change Date	Sep. 26, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000258188 [Member]
Shareholder Report [Line Items]
Fund Name	Polen High Income ETF
Class Name	Polen High Income ETF
Trading Symbol	PCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/high‑income‑etf
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen High Income ETF	$27	0.53%*
* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 21,319,310
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 49,376
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$21,319,310
Total number of portfolio holdings	131
Total advisory fee paid, net	$49,376
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	22.6%
Consumer, Cyclical	17.2%
Industrials	15.5%
Materials	12.7%
Communication Services	9.5%
Financials	9.2%
Information Technology	6.3%
Energy	2.3%
Health Care	1.5%
Utilities	0.2%
Short-Term Investment	2.5%
Other Assets in Excess of Liabilities	0.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Statement [Text Block]
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.

Accountant Change Date	Sep. 26, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On September 26, 2025, FundVantage Trust's Board of Trustees met to approve the recommendation of the Audit Committee, to change the Fund's registered public accounting firm. On September 29, 2025, Cohen & Company, Ltd. was appointed as the Fund's independent registered public accounting firm. On September 29, 2025, PricewaterhouseCoopers LLP was dismissed as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000261175 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Focus Growth ETF
Class Name	Polen Focus Growth ETF
Trading Symbol	PCLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Focus Growth ETF (the “Fund”) for the period from the commencement of operations on September 30, 2025 through October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/focus‑growth‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
Additional Information Phone Number	1‑888‑426‑7515
Additional Information Website	https://www.polencapital.com/strategies/focus‑growth‑etf
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Focus Growth ETF	$4	0.49%*
* Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.49%	[3]
Net Assets	$ 112,878,410
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 48,611
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$112,878,410
Total number of portfolio holdings	29
Total advisory fee paid, net	$48,611
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Health Care	15.5%
Financials	15.0%
Consumer Discretionary	12.9%
Communication Services	12.3%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized